Critical Accounting Judgements, Estimates And Assumptions - Additional Information (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents	$ 123,417,716	$ 79,995,129	$ 60,593,191	$ 26,322,047